INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

12.    INTANGIBLE ASSETS

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
Cost	3,969,643	816,206	221,712	213,609	3,484,778	1,970	8,707,918
Accumulated amortization	(131,077)	(608,294)	(155,272)		(46,895)		(941,538)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
Effect of foreign exchange differences		(26,059)	(544)	(25,399)		(214)	(52,216)
Aquisitions			830		76,764	644	78,238
Transfer of property, plant and equipment			30,456		70,993		101,449
Amortization (note 26)		(63,351)	(15,344)	(1,393)	(74,795)		(154,883)
Consolidation of acquired companies	402,247	33,982	6,008	38,370	2,677,809		3,158,416
Balance at December 31, 2022	4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
Cost	4,371,890	753,307	296,456	226,581	6,400,593	2,400	12,051,227
Accumulated amortization	(131,077)	(600,823)	(208,610)	(1,394)	(211,939)		(1,153,843)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2022	4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
Effect of foreign exchange differences		(4,999)	2,182	(9,104)		(117)	(12,038)
Acquisitions		349	1,956		9,700		12,005
Transfer between groups - fixed assets and investment property	(5,228)		16,179	83	20,249		31,283
Write-offs (note 27)			(35,245)				(35,245)
Amortization (note 26)		(62,558)	(55,486)	(2,169)	(127,641)		(247,854)
Others			276				276
Balance at December 31, 2023	4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Cost	4,675,302	718,929	276,617	217,560	6,431,706	2,283	12,322,397
Accumulated amortization	(549,047)	(633,653)	(258,909)	(3,563)	(340,744)		(1,785,916)
Balance at December 31, 2023	4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
(*)	Comprised mainly of: (i) mining rights whose amortization is based on production volume and (ii) Concession agreement for the use of water resources in the acquisition of control of CEEE-G, amortized over the agreement term in this case, 30 years.

		Consolidated
	12/31/2023	12/31/2022
Software	10	10
Customer relationships	13	13

12.a)	Goodwill impairment test

Goodwill arising from expected future profitability of acquired companies and intangible assets with indefinite useful lives (trademarks) were allocated to CSN’s cash-generating units (CGUs) which represent the lowest level of assets or group of assets of the Group. According to IAS36, when a CGU has an intangible asset with no defined useful life allocated, the Company must perform an impairment test. The CGUs with intangible assets in this situation are shown below:

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022

Packaging (1)	Steel	170,163	170,163			170,163	170,163
Long steel (2)	Steel	235,595	235,595	213,997	225,187	449,592	460,782
Mining (3)	Mining	3,236,402	3,236,402			3,236,402	3,236,402
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
Cements (5)	Cement	468,870	474,098			468,870	474,098
		4,126,255	4,131,483	213,997	225,187	4,340,252	4,356,670

(1)	The goodwill of R$268,078 from the Packaging cash generating unit is presented net of the loss due to reduction in recoverable value (impairment) in the amount of R$109,330, recognized in 2011. In August 2022, goodwill was recognized on the acquisition of Metalgráfica Iguaçu in the amount of R$96,472.
(2)	The goodwill and trademark that are recorded in intangible assets at long steel segment, derives from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
(3)	Refers to goodwill due to expected future profitability, resulting from the acquisition of Namisa by CSN Mineração, concluded in December 2015. From 2016 onwards, the balance began to be tested annually for recoverability analysis purposes.
(4)	On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.
(5)	In the acquisition of Elizabeth Cimentos S.A. in August 2021 goodwill for expected future profitability in the amount of R$83,266 was generated, and in December 2022 goodwill for expected future profitability of CSN Cimentos Brasil S.A. in the amount of R$390,832 was recognized. The goodwill is recorded in the acquirer CSN Cimentos S.A. In 2023, R$5,228 was transferred to fixed assets.

The impairment testing of the goodwill and the trademark include the balance of property, plant and equipment of the cash-generating units and also the intangible assets. The test is based on the comparison between the actual balances and the value in use of those units, determining based on the projections of discounted cash flows and use of such assumptions and judgments as: growth rate, costs and expenses, discount rate, working capital, future Capex and macroeconomic assumptions observable in the market.

The main assumptions used in calculating the values in use as of December 31, 2023 are as follows:

	Packaging	Mining	Other Steelmaking	Flat Steel (*)	Flat Steel (*)	Logistics (**)	Cements
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity	Until the end of the mine's useful life	Until 2033 + perpetuity	Until 2033 + perpetuity	Until 2033 + perpetuity	Until 2027	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Estimated based on market study to captures cargo and operational costs according to market trend studies	Gross margin updated based on historical data and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Study-based costs and market trends	Study-based costs and market trends
Perpetual growth rate	Without growth	Without perpetuity	Without growth	Without growth	Without growth	Without perpetuity	Without growth
Discount rate	For packaging, cash flows were discounted using a discount rate around 9.13% p.a. in real terms. For mining, steel, cement and other steel, cash flows were discounted using a discount rate between 3.53% to 13.09% p.a. in real terms and in nominal terms between 5.60% to 16.49% p.a. For logistics, cash flows were discounted using a discount rate between 6.01% to 7.56% p.a. in real terms.
The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

*	Refers to the assets of the subsidiary Lusosider, located in Portugal and also the assets of Stahlwerk Thüringen (SWT) located in Germany. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of these subsidiaries.
**	Refers to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística S.A;

Accounting Policy

Intangible assets basically comprise assets acquired from third parties, including through business combinations. These assets are recorded at acquisition or formation cost and deducted from amortization calculated using the straight-line method based on the economic useful life of each asset, within the estimated periods of exploration or recovery.

Mineral exploration rights are classified as rights and licenses in the intangible group.

Intangible assets with an indefinite useful life are not amortized.

•	Goodwill

Goodwill represents the positive difference between the amount paid and/or payable for the acquisition of a business and the net fair values of assets and liabilities of the subsidiary acquired. Goodwill on acquisitions in business combinations is recorded as intangible assets in the consolidated financial statements. The gain on bargain purchase is recognized as a gain in the income statement for the period of the acquisition. Goodwill is tested for impairment annually or at any time when circumstances indicate a possible loss. Recognized impairment losses on goodwill, if any, are not reversed. Gains and losses on the disposal of a Cash Generating Unit (“CGU”), if any, include the carrying amount of goodwill related to the CGU sold.

•	Impairment of Non-financial Assets

Assets that have an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization and/or depreciation, such as fixed assets and investment properties, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized at the amount by which the carrying amount of the asset exceeds its recoverable amount. The latter is the higher of an asset's fair value less costs to sell and its value in use. For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units). Non-financial assets other than goodwill that have suffered impairment are reviewed subsequently each year for possible reversal of the impairment.